American Century Strategic Asset Allocations, Inc.

Statement of Additional Information Supplement

Global Allocation Fund
Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

Supplement dated April 19, 2012 ■ Statement of Additional Information dated April 1, 2012

Portfolio manager Irina Torelli has left American Century Investments.  All references to Ms. Torelli are hereby deleted.

©2012 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-75215  1204